Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Allowance for Expected Credit Losses

Changes of allowance for expected credit losses for the years ended September 30, 2025 and 2024 are as follow:

	2025	2024
Beginning balance	$1,003,514	$2,391,641
Cumulative-effect adjustment of adoption of CECL	-	(1,271,219)
Addition/(Reversal)	191,562	(157,175)
Exchange difference	(11,778)	40,267
Ending balance	$1,183,298	$1,003,514

Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts Receivable

Accounts receivable, net as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Accounts receivable	$25,957,139	$19,716,856
Less: allowance for expected credit losses	(1,183,298)	(1,003,514)
Accounts receivable, net	$24,773,841	$18,713,342